Schedule of Investments (unaudited)	iShares® Convertible Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Airlines — 2.2%
American Airlines Group Inc., 6.50%, 07/01/25	$6,635	$8,142,870
Copa Holdings SA, 4.50%, 04/15/25	2,250	5,281,785
JetBlue Airways Corp., 0.50%, 04/01/26	5,450	4,442,240
Southwest Airlines Co., 1.25%, 05/01/25	10,760	11,865,375
Spirit Airlines Inc., 1.00%, 05/15/26	3,100	2,730,077
		32,462,347
Auto Manufacturers — 4.1%
Arrival SA, 3.50%, 12/01/26(a)	1,833	253,376
Fisker Inc., 2.50%, 09/15/26(a)	4,575	2,421,136
Ford Motor Co., 0.00% 03/15/26(b)	15,090	15,442,955
Li Auto Inc., 0.25%, 05/01/28 (Call 05/01/24)	5,600	9,081,072
Lucid Group Inc., 1.25%, 12/15/26(a)	12,975	8,688,449
NIO Inc.
0.00%, 02/01/26 (Call 02/01/24)(b)	3,783	3,643,861
0.50%, 02/01/27 (Call 02/01/25)	4,675	4,069,821
Rivian Automotive Inc., 4.63%, 03/15/29(a)	9,750	15,693,893
		59,294,563
Auto Parts & Equipment — 0.2%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	4,025	2,888,099

Banks — 0.3%
Barclays Bank PLC, Series VUN, 0.00% 02/18/25(b)	1,550	1,595,244
BofA Finance LLC, 0.60%, 05/25/27	2,900	3,168,250
		4,763,494
Biotechnology — 5.9%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27(a)	7,025	6,856,049
Ascendis Pharma AS, 2.25%, 04/01/28	3,650	3,318,835
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	3,095	3,017,625
1.25%, 05/15/27	4,203	4,223,385
Bridgebio Pharma Inc.
2.25%, 02/01/29	5,450	4,402,455
2.50%, 03/15/27	3,495	3,896,331
Cerevel Therapeutics Holdings Inc., 2.50%, 08/15/27(a)	2,225	2,127,345
Cytokinetics Inc., 3.50%, 07/01/27	3,075	2,851,847
Esperion Therapeutics Inc., 4.00%, 11/15/25	1,600	794,576
Guardant Health Inc., 0.00% 11/15/27(b)	7,390	5,443,400
Halozyme Therapeutics Inc.
0.25%, 03/01/27	5,285	4,624,481
1.00%, 08/15/28(a)	4,600	4,601,334
Illumina Inc., 0.00% 08/15/23(b)	4,865	4,852,010
Innoviva Inc., 2.13%, 03/15/28	1,650	1,374,268
Insmed Inc., 0.75%, 06/01/28	4,099	3,538,093
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(b)	4,492	4,238,696
0.13%, 12/15/24	3,536	3,292,193
1.75%, 06/15/28(a)	4,100	4,116,400
Livongo Health Inc., 0.88%, 06/01/25	3,625	3,332,462
NeoGenomics Inc., 0.25%, 01/15/28	2,179	1,609,606
PTC Therapeutics Inc., 1.50%, 09/15/26	1,825	1,859,438
Sarepta Therapeutics Inc., 1.25%, 09/15/27(a)	7,825	8,329,791
Travere Therapeutics Inc., 2.25%, 03/01/29	2,200	1,877,832
		84,578,452
Chemicals — 0.1%
Amyris Inc., 1.50%, 11/15/26	4,554	812,434

Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28 (Call 03/01/25)	2,200	3,030,962
Security	Par (000)	Value

Commercial Services — 3.5%
2U Inc., 2.25%, 05/01/25	$2,589	$1,715,834
Affirm Holdings Inc., 0.00% 11/15/26(b)	9,575	7,095,458
Alarm.com Holdings Inc, 0.00% 01/15/26(b)	3,300	2,836,614
Block Inc.
0.00%, 05/01/26(b)	3,675	3,092,292
0.13%, 03/01/25	6,476	6,421,148
0.25%, 11/01/27	3,879	3,033,184
Chegg Inc.
0.00%, 09/01/26(b)	2,805	2,102,376
0.13%, 03/15/25	1,981	1,755,879
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	3,564	3,339,967
Marathon Digital Holdings Inc., 1.00%, 12/01/26	4,625	2,862,459
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	2,605	2,144,045
Sabre GLBL Inc., 4.00%, 04/15/25	2,288	2,008,841
Shift4 Payments Inc.
0.00%, 12/15/25(b)	4,810	5,227,027
0.50%, 08/01/27	4,000	3,561,200
Stride Inc., 1.13%, 09/01/27	2,792	2,719,799
		49,916,123
Computers — 3.9%
3D Systems Corp., 0.00% 11/15/26(b)	2,825	2,165,306
CyberArk Software Ltd., 0.00% 11/15/24(b)	3,875	4,548,863
Insight Enterprises Inc., 0.75%, 02/15/25	2,001	4,313,055
KBR Inc., 2.50%, 11/01/23	1,690	4,077,936
Lumentum Holdings Inc.
0.25%, 03/15/24	2,760	2,845,643
0.50%, 12/15/26	6,321	5,455,655
0.50%, 06/15/28	5,625	4,333,331
1.50%, 12/15/29(a)	4,100	4,031,776
PAR Technology Corp., 1.50%, 10/15/27	1,750	1,406,178
Parsons Corp., 0.25%, 08/15/25	2,665	3,117,784
Rapid7 Inc., 0.25%, 03/15/27	4,180	3,643,831
Varonis Systems Inc., 1.25%, 08/15/25	1,691	1,924,933
Western Digital Corp., 1.50%, 02/01/24	5,305	5,176,035
Zscaler Inc., 0.13%, 07/01/25	7,557	9,295,412
		56,335,738
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	4,625	3,672,158

Diversified Financial Services — 1.5%
Coinbase Global Inc., 0.50%, 06/01/26	9,125	6,969,493
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27	2,025	2,614,721
LendingTree Inc., 0.50%, 07/15/25	2,136	1,643,310
SoFi Technologies Inc., 0.00% 10/15/26(a)(b)	7,893	6,719,784
Upstart Holdings Inc., 0.25%, 08/15/26	4,200	3,102,624
		21,049,932
Electric — 3.8%
Alliant Energy Corp., 3.88%, 03/15/26(a)	3,950	3,945,694
CMS Energy Corp., 3.38%, 05/01/28(a)	5,450	5,432,669
Duke Energy Corp., 4.13%, 04/15/26(a)	11,281	11,112,123
FirstEnergy Corp., 4.00%, 05/01/26(a)	10,075	10,048,805
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,447	3,683,568
Ormat Technologies Inc., 2.50%, 07/15/27	2,450	2,655,335
PPL Capital Funding Inc., 2.88%, 03/15/28 (Call 03/20/26)(a)	6,700	6,471,195
Southern Co. (The), 3.88%, 12/15/25(a)	11,500	11,546,690
		54,896,079

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.4%
Itron Inc., 0.00% 03/15/26(b)	$2,625	$2,380,507
Vishay Intertechnology Inc., 2.25%, 06/15/25	3,009	3,212,890
		5,593,397
Energy - Alternate Sources — 2.3%
Array Technologies Inc., 1.00%, 12/01/28	2,775	2,876,204
Enphase Energy Inc.
0.00%, 03/01/26(b)	4,093	3,767,443
0.00%, 03/01/28(b)	3,740	3,394,237
NextEra Energy Partners LP
0.00%, 06/15/24(a)(b)	3,425	3,221,932
0.00%, 11/15/25(a)(b)	4,120	3,731,772
2.50%, 06/15/26(a)	3,250	2,912,650
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	4,385	4,844,504
Stem Inc., 0.50%, 12/01/28(a)	1,303	821,229
Sunnova Energy International Inc.
0.25%, 12/01/26	4,100	3,214,646
2.63%, 02/15/28(a)	4,200	3,374,658
Sunrun Inc., 0.00% 02/01/26(b)	2,250	1,672,380
		33,831,655
Engineering & Construction — 0.2%
Granite Construction Inc., 3.75%, 05/15/28(a)	2,950	3,237,714

Entertainment — 2.4%
Cinemark Holdings Inc., 4.50%, 08/15/25	3,015	4,128,440
DraftKings Inc., 0.00% 03/15/28(b)	8,250	6,367,432
Live Nation Entertainment Inc.
2.00%, 02/15/25	2,788	2,901,527
3.13%, 01/15/29(a)	6,775	7,433,801
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(b)	3,905	3,694,169
3.25%, 12/15/27(a)	3,750	3,615,863
Penn National Gaming Inc., 2.75%, 05/15/26	2,239	2,932,665
Vail Resorts Inc., 0.00% 01/01/26(b)	3,367	2,978,953
		34,052,850
Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(b)	7,075	2,151,154
Chefs’ Warehouse Inc. (The), 2.38%, 12/15/28(a)	1,725	1,831,847
Post Holdings Inc., 2.50%, 08/15/27(a)	3,675	3,658,168
		7,641,169
Health Care - Products — 5.4%
Alphatec Holdings Inc., 0.75%, 08/01/26	1,758	2,023,212
CONMED Corp., 2.25%, 06/15/27	5,400	5,671,188
Envista Holdings Corp., 2.38%, 06/01/25	3,426	5,816,731
Exact Sciences Corp.
0.38%, 03/15/27	3,430	3,779,380
0.38%, 03/01/28	6,385	6,616,456
2.00%, 03/01/30(a)	4,075	5,758,097
Glaukos Corp., 2.75%, 06/15/27	1,848	2,986,442
Haemonetics Corp., 0.00% 03/01/26(b)	2,995	2,591,603
Insulet Corp., 0.38%, 09/01/26	5,215	6,926,198
Integer Holdings Corp., 2.13%, 02/15/28(a)	3,250	3,979,950
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	3,668	3,431,817
Lantheus Holdings Inc., 2.63%, 12/15/27(a)	3,750	4,977,413
LivaNova USA Inc., 3.00%, 12/15/25	1,995	2,289,163
Natera Inc., 2.25%, 05/01/27	1,839	2,538,979
Novocure Ltd., 0.00% 11/01/25(b)	3,635	3,142,094
NuVasive Inc., 0.38%, 03/15/25	2,591	2,359,468
Omnicell Inc., 0.25%, 09/15/25	3,733	3,583,157
Repligen Corp., 0.38%, 07/15/24	1,854	2,849,561
Security	Par (000)	Value

Health Care - Products (continued)
SmileDirectClub Inc., 0.00% 02/01/26(a)(b)	$4,600	$459,724
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,600	1,489,744
TransMedics Group Inc., 1.50%, 06/01/28(a)	3,250	3,959,768
		77,230,145
Health Care - Services — 0.5%
Accolade Inc., 0.50%, 04/01/26	1,825	1,531,157
Teladoc Health Inc., 1.25%, 06/01/27	6,540	5,300,801
		6,831,958
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 4.63%, 03/01/24	2,685	2,736,257
New Mountain Finance Corp., 7.50%, 10/15/25 (Call 07/15/25)(a)	1,600	1,616,400
		4,352,657
Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	3,325	3,326,563
Winnebago Industries Inc., 1.50%, 04/01/25	2,075	2,534,197
		5,860,760
Internet — 17.9%
Airbnb Inc., 0.00% 03/15/26(b)	12,790	11,505,884
Bilibili Inc.
0.50%, 12/01/26 (Call 12/01/24)	2,500	2,250,575
1.38%, 04/01/26 (Call 04/01/24)	3,065	3,407,391
Booking Holdings Inc., 0.75%, 05/01/25	5,581	9,014,933
Etsy Inc.
0.13%, 10/01/26	4,182	5,531,322
0.13%, 09/01/27	4,123	3,627,086
0.25%, 06/15/28	6,475	5,265,276
Expedia Group Inc., 0.00% 02/15/26(b)	6,570	5,870,164
Farfetch Ltd., 3.75%, 05/01/27	2,275	1,838,678
Fiverr International Ltd., 0.00% 11/01/25(b)	2,614	2,253,477
fuboTV Inc., 3.25%, 02/15/26	2,400	1,448,448
iQIYI Inc., 4.00%, 12/15/26 (Call 08/01/24)	3,710	3,569,799
JOYY Inc., 1.38%, 06/15/26 (Call 06/15/24)	2,325	2,195,870
Lyft Inc., 1.50%, 05/15/25	4,665	4,262,084
Magnite Inc., 0.25%, 03/15/26	2,625	2,229,937
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	3,775	3,455,710
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	3,885	3,628,124
MercadoLibre Inc., 2.00%, 08/15/28	2,975	8,482,201
Okta Inc.
0.13%, 09/01/25	5,970	5,427,566
0.38%, 06/15/26	6,902	5,955,529
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	3,575	2,530,278
Palo Alto Networks Inc., 0.38%, 06/01/25	13,163	33,191,031
Perficient Inc., 0.13%, 11/15/26	2,845	2,265,815
Pinduoduo Inc., 0.00% 12/01/25 (Call 12/01/23)(b)	13,215	12,916,870
Q2 Holdings Inc., 0.75%, 06/01/26	2,080	1,825,699
RealReal Inc. (The), 1.00%, 03/01/28	1,650	704,468
Sea Ltd.
0.25%, 09/15/26	13,700	11,031,514
2.38%, 12/01/25	7,605	8,160,925
Shopify Inc., 0.13%, 11/01/25	6,087	5,524,683
Snap Inc.
0.00%, 05/01/27(b)	6,500	4,874,805
0.13%, 03/01/28	9,750	7,028,677
0.25%, 05/01/25	1,610	1,542,863
0.75%, 08/01/26	6,540	6,056,890
Spotify USA Inc., 0.00% 03/15/26(b)	9,495	8,070,370
TechTarget Inc., 0.00% 12/15/26(b)	2,375	1,879,623
TripAdvisor Inc., 0.25%, 04/01/26 (Call 04/01/24)	1,950	1,653,815

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Uber Technologies Inc., 0.00% 12/15/25(b)	$7,345	$7,032,103
Upwork Inc., 0.25%, 08/15/26	2,375	1,971,701
Vnet Group Inc., 0.00% 02/01/26 (Call 02/01/24)(b)	3,625	2,759,132
Wayfair Inc.
0.63%, 10/01/25	4,885	4,183,612
1.00%, 08/15/26	6,090	5,277,350
3.25%, 09/15/27(a)	4,750	6,814,825
3.50%, 11/15/28(a)	4,600	8,579,138
Wix.com Ltd., 0.00% 08/15/25(b)	4,097	3,646,289
Ziff Davis Inc., 1.75%, 11/01/26(a)	3,656	3,487,385
Zillow Group Inc.
0.75%, 09/01/24	3,931	5,136,677
1.38%, 09/01/26	3,450	4,561,935
2.75%, 05/15/25	3,650	3,992,662
		257,921,189
Iron & Steel — 0.8%
Allegheny Technologies Inc., 3.50%, 06/15/25	1,969	6,125,067
U.S. Steel Corp., 5.00%, 11/01/26	2,682	5,348,176
		11,473,243
Leisure Time — 4.2%
Callaway Golf Co., 2.75%, 05/01/26	1,723	2,238,453
Carnival Corp.
5.75%, 10/01/24	2,725	5,401,468
5.75%, 12/01/27(a)	7,675	12,764,139
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	1,875	1,539,600
NCL Corp. Ltd.
1.13%, 02/15/27	7,500	7,033,575
2.50%, 02/15/27	3,150	3,026,426
5.38%, 08/01/25	2,955	4,117,733
Peloton Interactive Inc., 0.00% 02/15/26(b)	6,235	4,764,662
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25(a)	7,550	17,333,290
Virgin Galactic Holdings Inc, 2.50%, 02/01/27(a)	3,138	1,750,439
		59,969,785
Lodging — 0.3%
Huazhu Group Ltd., 3.00%, 05/01/26 (Call 05/01/24), (Put 05/01/24)	3,354	4,392,130

Machinery — 1.1%
Bloom Energy Corp., 3.00%, 06/01/28(a)	4,300	5,163,268
Chart Industries Inc., 1.00%, 11/15/24	1,445	4,516,290
Middleby Corp. (The), 1.00%, 09/01/25	4,982	6,280,857
		15,960,415
Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27(a)	4,808	4,960,125
John Bean Technologies Corp., 0.25%, 05/15/26	2,400	2,296,920
		7,257,045
Media — 4.2%
Cable One Inc.
0.00%, 03/15/26(b)	3,775	3,105,390
1.13%, 03/15/28	1,866	1,443,276
DISH Network Corp.
0.00%, 12/15/25(b)	13,260	8,085,020
2.38%, 03/15/24	6,335	5,828,897
3.38%, 08/15/26	19,508	10,956,863
Liberty Broadband Corp., 3.13%, 03/31/53 (Call 04/06/26)(a)	8,375	8,548,614
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,950	2,192,814
Security	Par (000)	Value

Media (continued)
Liberty Latin America Ltd., 2.00%, 07/15/24	$2,321	$2,200,053
Liberty Media Corp.
0.50%, 12/01/50 (Call 09/01/24)(a)	5,800	6,311,038
2.75%, 12/01/49 (Call 12/01/24)(a)	4,147	3,879,145
3.75%, 03/15/28(a)	4,400	4,787,640
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27(a)	2,675	2,820,039
		60,158,789
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	1,650	1,271,936

Mining — 0.3%
Lithium Americas Corp., 1.75%, 01/15/27	1,425	1,094,329
MP Materials Corp., 0.25%, 04/01/26(a)	4,425	4,016,970
		5,111,299
Oil & Gas — 2.7%
CNX Resources Corp., 2.25%, 05/01/26	1,985	3,270,427
EQT Corp., 1.75%, 05/01/26	2,740	7,904,297
Nabors Industries Inc., 1.75%, 06/15/29(a)	1,450	1,262,022
Northern Oil & Gas Inc., 3.63%, 04/15/29(a)	3,400	4,148,476
Pioneer Natural Resources Co., 0.25%, 05/15/25	5,349	12,820,269
Transocean Inc.
4.00%, 12/15/25	1,875	3,522,375
4.63%, 09/30/29(a)	2,100	5,683,839
		38,611,705
Pharmaceuticals — 3.2%
Dexcom Inc.
0.25%, 11/15/25	8,045	8,452,318
0.38%, 05/15/28(a)	8,225	8,317,860
0.75%, 12/01/23	2,629	7,985,851
Herbalife Nutrition Ltd.
2.63%, 03/15/24	1,535	1,484,222
4.25%, 06/15/28(a)	2,025	2,384,397
Jazz Investments I Ltd.
1.50%, 08/15/24	4,247	4,078,819
2.00%, 06/15/26	6,325	6,568,133
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29(a)	2,200	2,478,916
Pacira BioSciences Inc., 0.75%, 08/01/25	2,585	2,385,386
Revance Therapeutics Inc., 1.75%, 02/15/27	2,021	2,051,194
		46,187,096
Real Estate — 0.5%
Radius Global Infrastructure Inc., 2.50%, 09/15/26(a)	1,475	1,456,931
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.25%, 06/15/26	2,325	1,795,156
Redfin Corp.
0.00%, 10/15/25(b)	2,608	2,149,618
0.50%, 04/01/27	3,600	2,509,020
		7,910,725
Real Estate Investment Trusts — 2.1%
Arbor Realty Trust Inc., 7.50%, 08/01/25(a)	1,225	1,259,496
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	1,597	1,421,027
Pebblebrook Hotel Trust, 1.75%, 12/15/26	5,170	4,510,566
PennyMac Corp., 5.50%, 03/15/26	2,310	2,048,115
Starwood Property Trust Inc., 6.75%, 07/15/27 (Call 04/15/27)	3,000	3,151,140
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,020	1,709,970
Two Harbors Investment Corp., 6.25%, 01/15/26	1,175	1,067,546
Uniti Group Inc., 7.50%, 12/01/27(a)	1,950	1,832,006
Ventas Realty LP, 3.75%, 06/01/26(a)	6,000	6,186,960

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower OP LLC, 2.75%, 05/15/28(a)	$6,825	$6,971,533
		30,158,359
Retail — 1.2%
Burlington Stores Inc., 2.25%, 04/15/25	2,902	3,140,806
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	1,975	1,673,990
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,200	1,883,838
Freshpet Inc., 3.00%, 04/01/28(a)	2,300	2,912,375
Guess? Inc., 3.75%, 04/15/28(a)	1,575	1,624,439
National Vision Holdings Inc., 2.50%, 05/15/25	2,647	2,666,323
Patrick Industries Inc., 1.75%, 12/01/28	1,425	1,451,035
Shake Shack Inc., 0.00% 03/01/28(b)	1,750	1,402,660
Vroom Inc., 0.75%, 07/01/26	2,325	1,188,028
		17,943,494
Semiconductors — 3.8%
Impinj Inc., 1.13%, 05/15/27	1,775	1,671,198
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	3,175	3,288,220
Microchip Technology Inc., 0.13%, 11/15/24	4,225	4,885,790
ON Semiconductor Corp.
0.00%, 05/01/27(b)	5,600	11,547,984
0.50%, 03/01/29 (Call 03/06/26)(a)	9,614	11,769,170
Semtech Corp., 1.63%, 11/01/27(a)	2,125	2,148,248
Wolfspeed Inc.
0.25%, 02/15/28	4,800	4,007,808
1.75%, 05/01/26	4,251	6,364,895
1.88%, 12/01/29(a)	10,925	9,467,605
		55,150,918
Software — 14.6%
Akamai Technologies Inc.
0.13%, 05/01/25	7,572	8,270,290
0.38%, 09/01/27	7,801	7,682,971
Alteryx Inc.
0.50%, 08/01/24	2,450	2,314,638
1.00%, 08/01/26	2,842	2,401,149
Bandwidth Inc., 0.50%, 04/01/28	2,029	1,335,812
Bentley Systems Inc.
0.13%, 01/15/26	4,590	4,685,701
0.38%, 07/01/27	3,800	3,406,966
BigCommerce Holdings Inc., 0.25%, 10/01/26	1,875	1,482,638
Bill.com Holdings Inc.
0.00%, 12/01/25(b)	7,695	8,254,811
0.00%, 04/01/27(b)	4,200	3,457,734
Blackline Inc.
0.00%, 03/15/26(b)	7,440	6,358,075
0.13%, 08/01/24	1,413	1,436,484
Box Inc., 0.00% 01/15/26(b)	2,325	3,005,806
Ceridian HCM Holding Inc., 0.25%, 03/15/26	3,598	3,195,564
Cloudflare Inc., 0.00% 08/15/26(b)	8,325	7,150,592
Confluent Inc., 0.00% 01/15/27(b)	7,300	6,080,827
Datadog Inc., 0.13%, 06/15/25	5,054	6,959,105
DigitalOcean Holdings Inc., 0.00% 12/01/26(b)	10,000	7,965,000
DocuSign Inc, 0.00% 01/15/24(b)	5,010	4,885,051
Dropbox Inc.
0.00%, 03/01/26(b)	4,340	4,125,517
0.00%, 03/01/28(b)	4,345	4,183,800
Envestnet Inc., 0.75%, 08/15/25	4,160	3,850,080
Everbridge Inc., 0.00% 03/15/26(b)	2,950	2,455,964
Fastly Inc., 0.00% 03/15/26(b)	3,400	2,843,352
Five9 Inc., 0.50%, 06/01/25	5,240	5,204,682
Security	Par/ Shares (000)	Value

Software (continued)
Guidewire Software Inc., 1.25%, 03/15/25	$2,474	$2,442,902
HubSpot Inc., 0.38%, 06/01/25	3,214	6,663,072
Jamf Holding Corp., 0.13%, 09/01/26	2,075	1,795,083
LivePerson Inc., 0.00% 12/15/26(b)	3,635	2,656,567
MicroStrategy Inc.
0.00%, 02/15/27(b)	6,525	4,697,217
0.75%, 12/15/25	4,475	5,655,863
Model N Inc., 1.88%, 03/15/28(a)	1,700	1,731,518
MongoDB Inc., 0.25%, 01/15/26	7,639	15,576,838
NextGen Healthcare Inc., 3.75%, 11/15/27(a)	1,700	1,671,831
Nutanix Inc., 0.25%, 10/01/27	3,500	3,026,485
PagerDuty Inc., 1.25%, 07/01/25	1,825	1,804,633
Pegasystems Inc., 0.75%, 03/01/25	3,257	2,993,216
Porch Group Inc., 6.75%, 10/01/28 (Call 10/01/24)(a)	2,000	1,303,160
Progress Software Corp., 1.00%, 04/15/26	2,325	2,612,207
RingCentral Inc.
0.00%, 03/01/25(b)	4,028	3,720,623
0.00%, 03/15/26(b)	3,696	3,076,883
Splunk Inc.
0.50%, 09/15/23	1,190	1,181,587
1.13%, 09/15/25	6,831	6,833,391
1.13%, 06/15/27	8,816	7,607,415
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26	2,003	1,664,573
Tyler Technologies Inc., 0.25%, 03/15/26	4,115	4,126,234
Unity Software Inc., 0.00% 11/15/26(b)	11,250	9,019,125
Verint Systems Inc., 0.25%, 04/15/26	2,235	2,004,504
Workiva Inc., 1.13%, 08/15/26	2,300	3,302,846
		210,160,382
Telecommunications — 0.8%
Infinera Corp., 3.75%, 08/01/28(a)	2,100	2,023,938
InterDigital Inc., 3.50%, 06/01/27	3,225	4,222,041
Nice Ltd., 0.00% 09/15/25(b)	3,079	3,050,396
Viavi Solutions Inc., 1.63%, 03/15/26(a)	1,650	1,678,743
		10,975,118
Transportation — 0.9%
Air Transport Services Group Inc., 1.13%, 10/15/24	1,832	1,760,937
CryoPort Inc., 0.75%, 12/01/26(a)	2,300	1,819,162
World Kinect Corp., 3.25%, 07/01/28(a)	2,650	2,669,848
ZTO Express Cayman Inc., 1.50%, 09/01/27 (Call 09/02/25), (Put 09/02/25)(a)	6,525	6,880,286
		13,130,233
Trucking & Leasing — 0.2%
Greenbrier Cos. Inc. (The), 2.88%, 04/15/28	2,600	2,659,098

Water — 0.5%
American Water Capital Corp., 3.63%, 06/15/26(a)	7,250	7,380,210

Total Convertible Bonds — 98.2%
(Cost: $1,614,410,711)		1,416,115,855

Common Stocks

Media — 0.0%
Gannett Co. Inc.(c)(d)	235	662,700

Total Common Stocks — 0.0%
(Cost $1,359,643)		662,700

Total Long-Term Investments — 98.2%
(Cost: $1,615,770,354)		1,416,778,555

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	62	$61,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	12,850	12,850,000

Total Short-Term Securities — 0.9%
(Cost: $12,911,916)		12,911,918

Total Investments — 99.1%
(Cost: $1,628,682,270)		1,429,690,473

Other Assets Less Liabilities — 0.9%		12,597,718

Net Assets — 100.0%		$1,442,288,191

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	Non-income producing security.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$310,355	$—		$(248,618	)(a)	$93	$88	$61,918	62	$535	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,280,000	2,570,000	(a)	—		—	—	12,850,000	12,850	351,862		14
						$93	$88	$12,911,918		$352,397		$14

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® Convertible Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,416,115,855	$—	$1,416,115,855
Common Stocks	662,700	—	—	662,700
Short-Term Securities
Money Market Funds	12,911,918	—	—	12,911,918
	$13,574,618	$1,416,115,855	$—	$1,429,690,473